Schedule of lease cost recognized of balance sheet (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Right-of-use Assets And Lease Liabilities
Right-of-use assets	$ 134,821	$ 182,710	$ 228,450
Current	71,250	96,558	93,000
Non-current	36,667	49,691	98,876
Total lease liabilities	$ 107,917	$ 146,249	$ 191,876